                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 028-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    5/1/01
         _______________________ _____________________ _________
              [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     $32,411
                                            [thousands]


List of Other Included Managers:  None







































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
                                                 LEPERCQ, DE NEUFLIZE & CO. INC.
                                                   FORM 13F INFORMATION TABLE
                                                         March 31, 2001

COLUMN 1                 COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5     COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------    --------     --------          --------     --------      --------        --------

                         TITLE                    VALUE      SHRS OR  SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    PRN AMT  PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    -------  --------   ----------    -----     ----------------------
America Online           COM        02364J104         850     21,175  SH         Sole                                      21,175
American Express         COM        025816109       3,096     74,975  SH         Sole                                      74,975
Atmel                    COM        049513104         266     27,100  SH         Sole                                      27,100
Bank One                 COM        06423A103         396     10,950  SH         Sole                                      10,950
Bank of New York         COM        064057102         894     18,150  SH         Sole                                      18,150
Bristol-Myers Squibb     COM        110122108       1,057     17,800  SH         Sole                                      17,800
Duke Energy              COM        264399106         342      8,000  SH         Sole                                       8,000
Exodus Communications    COM        302088109       1,869    173,900  SH         Sole                                     173,900
Exxon Mobil              COM        30231G102       1,399     17,275  SH         Sole                                      17,275
GAP                      COM        364760108         897     37,800  SH         Sole                                      37,800
General Electric         COM        369604103         857     20,475  SH         Sole                                      20,475
Gillette                 COM        375766102       1,090     34,975  SH         Sole                                      34,975
Global Crossing          COM        G3921A100         210     15,575  SH         Sole                                      15,575
Golden West Financial    COM        381317106         353      5,434  SH         Sole                                       5,434
Home Depot               COM        437076102         892     20,700  SH         Sole                                      20,700
Intel                    COM        458140100         714     27,125  SH         Sole                                      27,125
JP Morgan Chase & Co     COM        616880100         411      9,150  SH         Sole                                       9,150
Johnson & Johnson        COM        478160104       2,250     25,725  SH         Sole                                      25,725
Lattice Semiconductor    COM        518415104         275     15,140  SH         Sole                                      15,140
Merck                    COM        589331107         562      7,400  SH         Sole                                       7,400
Ocean Energy             COM        67481E106       2,659    160,650  SH         Sole                                     160,650
Pfizer                   COM        717081103         328      8,000  SH         Sole                                       8,000
Qwest Communications
  Internati              COM        749121109       2,103     60,000  SH         Sole                                      60,000
Schlumberger ($)         COM        806857108       2,611     45,325  SH         Sole                                      45,325
Sun Microsystems         COM        866810104       1,752    114,000  SH         Sole                                     114,000
Viacom Class B           COM        925524308       3,275     74,489  SH         Sole                                      74,489
Walt Disney              COM        254687106       1,003     35,075  SH         Sole                                      35,075

                                                   32,411









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